Income Taxes (Income before Income Tax Expense by Jurisdiction) (Detail) - Entity [Domain] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Taxes [Line Items]
Income (loss) before income tax expense (benefit)	¥ 2,262,656	¥ 1,420,443	¥ 1,415,871
Domestic Income [Member]
Income Taxes [Line Items]
Income (loss) before income tax expense (benefit)	1,545,510	1,012,551	898,596
Foreign Income [Member]
Income Taxes [Line Items]
Income (loss) before income tax expense (benefit)	¥ 717,146	¥ 407,892	¥ 517,275